Cash and cash equivalents and short-term investments - Short-Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Short Term Investments [Line Items]
Cash and cash equivalents	€ 12,735.9	€ 7,004.7
Short-term investments	5.4	5.4
Deposits with financial institutions, governments and government-related bodies
Short Term Investments [Line Items]
Cash and cash equivalents	4,850.4	1,348.7
Bank accounts
Short Term Investments [Line Items]
Cash and cash equivalents	1,506.3	2,488.6
Fair value, recurring
Short Term Investments [Line Items]
Investments in money market funds	6,379.2	3,167.4
Short-term investments	€ 5.4	€ 5.4